INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
INVENTORIES
Schedule of components of inventory

	September 30,	December 31,
(Dollars in millions)	2017	2016
Raw materials and supplies	$164	$134
Work in process	42	46
Finished goods	225	246
Total	$431	$426

	December 31,
	2016	2015
Raw materials and supplies	$134	$174
Work in process	46	69
Finished goods	246	313
Total	$426	$556